Condensed Statements of Changes in Shareholders' Equity (Deficit) - USD ($)		Total	Private Placement [Member]	Public Warrants [Member]	Additional Paid-in Capital	Accumulated Deficit	Accumulated Deficit Private Placement [Member]	Accumulated Deficit Public Warrants [Member]	Common Class B [Member] Common Stock [Member]
Beginning Balance (in shares) at Apr. 21, 2021									0
Beginning balance at Apr. 21, 2021		$ 0			$ 0	$ 0			$ 0
Net income (loss)		(10,656)				(10,656)
Issuance of ordinary shares to Sponsor	[1]	25,000			24,500				$ 500
Issuance of ordinary shares to Sponsor, Shares	[1]								5,002,500
Ending Balance (in shares) at Sep. 30, 2021	[1]								5,002,500
Ending Balance at Sep. 30, 2021	[1]	14,344			24,500	(10,656)			$ 500
Beginning Balance (in shares) at Apr. 21, 2021									0
Beginning balance at Apr. 21, 2021		0			0	0			$ 0
Surrender of Class B ordinary shares(Value)					144				$ (144)
Surrender of Class B ordinary shares(Shares)									(1,437,500)
Issuance of Class B ordinary shares(Value)					(69)				$ 69
Issuance of Class B ordinary shares(Shares)									690,000
Class of warrants issued during the period value			$ 8,623,539	$ 5,302,580			$ 8,623,539	$ 5,302,580
Net income (loss)		(215,218)				(215,218)
Remeasurement of Class A ordinary shares to redemption value		(19,485,511)			(24,500)	(19,461,011)
Issuance of ordinary shares to Sponsor		25,000			24,425				$ 575
Issuance of ordinary shares to Sponsor, Shares									5,750,000
Ending Balance (in shares) at Dec. 31, 2021									5,002,500
Ending Balance at Dec. 31, 2021		(5,749,610)			0	(5,750,110)			$ 500
Net income (loss)		(162,880)				(162,880)
Ending Balance (in shares) at Mar. 31, 2022									5,002,500
Ending Balance at Mar. 31, 2022		(5,912,490)			0	(5,912,990)			$ 500
Beginning Balance (in shares) at Dec. 31, 2021									5,002,500
Beginning balance at Dec. 31, 2021		(5,749,610)			0	(5,750,110)			$ 500
Net income (loss)		456,861
Ending Balance (in shares) at Sep. 30, 2022									5,002,500
Ending Balance at Sep. 30, 2022		(6,588,899)			0	(6,589,399)			$ 500
Beginning Balance (in shares) at Mar. 31, 2022									5,002,500
Beginning balance at Mar. 31, 2022		(5,912,490)			0	(5,912,990)			$ 500
Net income (loss)		(89,914)				(89,914)
Remeasurement of Class A ordinary shares to redemption value		(269,729)				(269,729)
Ending Balance (in shares) at Jun. 30, 2022									5,002,500
Ending Balance at Jun. 30, 2022		(6,272,133)			0	(6,272,633)			$ 500
Net income (loss)		709,655				709,655
Remeasurement of Class A ordinary shares to redemption value		(1,026,421)				(1,026,421)
Ending Balance (in shares) at Sep. 30, 2022									5,002,500
Ending Balance at Sep. 30, 2022		$ (6,588,899)			$ 0	$ (6,589,399)			$ 500

[1]	Includes an aggregate of up to 562,500 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. The over-allotment option was exercised in full and as such the shares are no longer subject to forfeiture.